Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of other comprehensive income components	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2026	31-12-2025
Other comprehensive income accumulated	(33,913)	(37,974)
Items not reclassified to profit or loss	(3,160)	(4,121)
Actuarial gains or losses on defined benefit pension plans	(3,895)	(3,896)
Non-current assets held for sale	—	56
Share in other income and expenses recognised in investments, joint ventures and associates	6	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	744	(250)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	253	208
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(253)	(208)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(15)	(32)
Items that may be reclassified to profit or loss	(30,753)	(33,853)
Hedge of net investments in foreign operations (effective portion)	(8,181)	(7,343)
Exchange differences	(21,864)	(25,475)
Hedging derivatives (effective portion)	154	333
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(577)	(372)
Hedging instruments (items not designated)	22	(11)
Non-current assets held for sale	—	(590)
Share in other income and expenses recognised in investments, joint ventures and associates	(307)	(395)

Schedule of changes in fair value of equity instruments that will not be reclassified
Below is a breakdown of the composition of the balance as of 30 June 2026 and 31 December 2025 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2026				31-12-2025
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Domestic
Spain	56	(383)	(327)	117	47	(1,326)	(1,279)	133
International
Rest of Europe	262	(31)	231	1,669	75	(81)	(6)	186
United States	23	(1)	22	35	23	(1.00)	22	36
America and rest of the world	818	—	818	1,781	1,013	—	1,013	1,926
	1,159	(415)	744	3,602	1,158	(1,408)	(250)	2,281
Of which:
Listed	1,022	(58)	964	3,328	1,033	(49)	984	1,993
Unlisted	137	(357)	(220)	274	125	(1,359)	(1,234)	288

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
Below is a breakdown of the composition of the balance as of 30 June 2026 and 31 December 2025 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument:

	EUR Million
	30-06-2026			31-12-2025
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)
Loans and advances	146	(121)	25	169	(71)	98
Debt instruments	289	(891)	(602)	364	(834)	(470)
The detail of Debt instruments depending on the geographical origin of the issuer is as follows:

	EUR million
	30-06-2026				31-12-2025
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Issued by public Public-sector
Spain	90	—	90	11,447	118	—	118	10,142
Rest of Europe	47	(42)	5	5,484	61	(36)	25	6,469
America and rest of the world	105	(645)	(540)	33,044	109	(528)	(419)	31,685
Issued by Private-sector
Spain	8	(5)	3	279	8	(6)	2	376
Rest of Europe	27	(5)	22	4,045	28	(15)	13	4,672
America and rest of the world	12	(194)	(182)	4,671	40	(249)	(209)	4,961
	289	(891)	(602)	58,970	364	(834)	(470)	58,305